Summary of Significant Accounting Policies (Details Textual) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	May 23, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies (Textual)
Restricted cash		$ 40,371	$ 40,371		$ 40,371	$ 1,534,953
Restricted cash balance						1,500,000
Sales revenue					33,540	167,164
Inventory raw materials		3,756,866	3,756,866		3,797,499	1,587,653
Inventory finished goods		1,121,329	1,121,329		1,544,001	180,289
Prepaid inventory		1,321,230	$ 1,321,230		$ 1,089,770	49,103
Antidilutive shares excluded from computation of earnings per share			1,151,374		2,581,104
Goodwill		23,433,922	$ 23,433,922		$ 15,479,662
Amortization of intangible assets			836,415	$ 136,232	318,842
Amortization expense estimated for remainder of fiscal 2017		380,000	380,000
Amortization expense estimated for 2018		1,505,000	1,505,000		764,000
Amortization expense estimated for 2019		1,505,000	1,505,000		764,000
Amortization expense estimated for 2020		1,505,000	1,505,000		764,000
Amortization expense estimated for 2021		1,505,000	1,505,000		764,000
Amortization expense estimated for 2022		1,505,000	1,505,000		764,000
Amortization expense					$ 764,000
Shares issued upon conversion					1,228,828
Accounts receivable due from WVH		1,893,662	$ 1,893,662
Convertible Exchange Notes [Member]
Summary of Significant Accounting Policies (Textual)
Antidilutive shares excluded from computation of earnings per share					575,000
Patents [Member]
Summary of Significant Accounting Policies (Textual)
Other intangible assets, estimated useful lives			11 years		11 years
Fair value of patents		3,657,833	$ 3,657,833		$ 3,936,612
Trademarks [Member]
Summary of Significant Accounting Policies (Textual)
Other intangible assets, estimated useful lives	25 years		20 years		20 years
Fair value of patents		1,182,973	$ 1,182,973
Fair value of trademarks	$ 392,286				$ 1,230,002
Customer relationships [Member]
Summary of Significant Accounting Policies (Textual)
Other intangible assets, estimated useful lives	6 years		10 years		10 years
Fair value of patents		2,875,123	$ 2,875,123
Fair value of customer relationships	$ 1,360,820				$ 3,119,111
Technology [Member]
Summary of Significant Accounting Policies (Textual)
Other intangible assets, estimated useful lives	7 years
Fair value of Technology	$ 3,225,675
LogicMark, LLC [Member]
Summary of Significant Accounting Policies (Textual)
Amortization of intangible assets		569,796	192,019
WVH LLC [Member]
Summary of Significant Accounting Policies (Textual)
Sales revenue		7,057,032	767,751		1,357,413
Accounts receivable due from WVH					$ 621,724
Fit Pay Inc [Member]
Summary of Significant Accounting Policies (Textual)
Amortization of intangible assets		$ 266,619	$ 187,244
Warrants [Member]
Summary of Significant Accounting Policies (Textual)
Antidilutive shares excluded from computation of earnings per share			3,926,251		1,829,049	761,549
Common stock, shares				1,319,049